NOTE 8 – LOAN PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
NOTE 8 – LOAN PAYABLE

NOTE 8 – PROMISSORY NOTE AND LOAN PAYABLE

On February 4, 2022 the Company issued a promissory note for the principal sum of $20,000 to White Lion Capital, LLC, a Nevada company. The note has an original issue discount of 25%. The principal is to be repaid in full by May 1, 2022. The net proceeds received by the Company totaled $15,000.

The Company has purchased a vehicle under a capital finance arrangement. The term of this loan is 5 years and annual interest rate is 6.90%. At March 31, 2022 and December 31, 2021, loan payable obligations included in current liabilities were $13,015 and $13,400, respectively, and loan payable obligations included in long-term liabilities were $19,245 and $22,518, respectively. During the three months ended March 31, 2022 and 2021, the Company made $3,322 and $2,558, respectively, in loan payments.

At March 31, 2022, future minimum payments under the vehicle loan, are as follows:

Total
2022 (nine months remaining in 2022)	$9,964
2023	13,286
2024	12,668
Thereafter	—
35,918
Less: Imputed interest	(3,658)
Loan payable	32,260

Loan payable – current	13,015
Loan payable - non-current	$19,245

NOTE 8 – LOAN PAYABLE

The Company has purchased a vehicle under a capital finance arrangement. The term of this loan is 5 years and annual interest rate is 6.90%. At December 31, 2021 and December 31, 2020, loan payable obligations included in current liabilities were $13,400 and $13,496, respectively, and loan payable obligations included in long-term liabilities were $22,518 and $33,360, respectively. During the year ended December 31, 2021 and 2020, the Company made $10,792 and $10,294, respectively, in loan payments.

At December 31, 2021, future minimum payments under the loan, are as follows:

Total
2022	$13,638
2023	13,638
2024	12,502
Thereafter	—
39,778
Less: Imputed interest	(3,860)
Loan payable	35,918

Loan payable – current	13,400
Loan payable - non-current	$22,518